Inventories and Contracts in Progress (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Inventory [Line Items]
Inventory Costs in Excess of Average Cost Per Unit	$ 438	$ 233
Raw materials	2,038	2,040
Work-in-process	3,366	2,787
Finished goods	3,845	3,305
Contracts in progress	10,205	9,395
Inventories before payments and billings	19,454	17,527
Progress payments, secured by lien, on U.S. Government contracts	236	130
Billings on contracts in progress	9,337	8,693
Inventories and contracts in progress, net	9,881	8,704
Inventory Valuation Reserves	$ 1,107	$ 877
Percentage Of Inventory For Long Term Contracts Or Programs	63.00%	68.00%
Percentage Of Inventory For Long Term Contracts Scheduled For Delivery Within Succeeding 12 Months	38.00%	41.00%
UTC Aerospace Systems [Member]
Inventory [Line Items]
Capitalized Contract Development Costs	$ 127	$ 140